Goodwill (Schedule of Changes in the Carrying Amount of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Abstract].
Goodwill as of January 1	$ 387,108	$ 385,629
Currency translation adjustments and disposition	(1,300)	1,500
Goodwill as of December 31	$ 385,849	$ 387,108